Supplement, dated March 25, 2009
                to the Prospectuses, dated February 2, 2009, for
                     Seligman Core Fixed Income Fund, Inc.
                                  (the "Fund")

Effective immediately, Jamie Jackson no longer serves as a portfolio manager for the Fund. The information under the sub-caption "Portfolio Manager(s)" under the caption "Management" on pages 10-11 of each Prospectus is superseded and replaced with the following information:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

o     Leader of the investment grade corporate bond sector team.
o     Joined RiverSource Investments in 2002.
o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.
o     Began investment career in 1986.
o     MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

o     Member of the high yield corporate sector team.
o     Joined RiverSource Investments in 1990.
o     Began investment career in 1986.
o     MBA, University of Minnesota.

Todd White, Portfolio Manager

o     Managed the Fund since 2008.
o     Leader of the liquid assets sector team.
o     Joined RiverSource Investments in 2008.
o Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.
o     Began investment career in 1986.
o     BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The Fund's Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities of the Fund.

                     Supplement, dated March 25, 2009 to the
         Statement of Additional Information, dated February 2, 2009, of
                      Seligman Core Fixed Income Fund, Inc.
                                  (the "Fund")

Effective immediately, Jamie Jackson no longer serves as a portfolio manager for the Fund. The information relating to Mr. Jackson contained under the caption "Portfolio Managers" on pages 24 through 26 is hereby deleted in its entirety.

The information under the caption "Portfolio Managers - Other Accounts Managed by Portfolio Managers" on pages 24 and 25 is replaced with the following:

Other Accounts Managed by Portfolio Managers. Table A below identifies, for each of the portfolio managers, the number of accounts managed (other than the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Table B identifies those accounts that have an advisory fee based on the performance of the account. For purposes of the tables below, each series or portfolio of a registered investment company is treated as a separate registered investment company.

Table A

-------------------------------------------------------------------------------------------------------------
                                Registered Investment     Other Pooled Investment
     Portfolio Manager               Companies                  Vehicles                Other Accounts
-------------------------------------------------------------------------------------------------------------
Tom Murphy                   8 Registered Investment    2 Other Pooled Investment  14 Other Accounts with
                             Companies with             Vehicles with              approximately $10.2
                             approximately $10.05       approximately $871         billion in net assets
                             billion in net assets      million in net assets      under management.
                             under management.          under management.
-------------------------------------------------------------------------------------------------------------
Scott Schroepfer             5 Registered Investment    None                       None
                             Companies with
                             approximately $2.4
                             billion in net assets
                             under management.
-------------------------------------------------------------------------------------------------------------
Todd White (1)               12 Registered Investment   5 Other Pooled Investment  40 Other Accounts with
                             Companies with             Vehicles with              approximately $16.0
                             approximately $10.6        approximately $1.7         billion in net assets
                             billion in net assets      billion in net assets      under management.
                             under management.          under management.
-------------------------------------------------------------------------------------------------------------

Table B

-------------------------------------------------------------------------------------------------------------
                                Registered Investment     Other Pooled Investment
     Portfolio Manager               Companies                  Vehicles                Other Accounts
-------------------------------------------------------------------------------------------------------------
Tom Murphy                   3 Registered Investment    None                       None
                             Companies with
                             approximately $1.26
                             billion in net assets
                             under management.
-------------------------------------------------------------------------------------------------------------
Scott Schroepfer             None                       None                       None
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                Registered Investment     Other Pooled Investment
     Portfolio Manager               Companies                  Vehicles                Other Accounts
-------------------------------------------------------------------------------------------------------------
Todd White (1)               3 Registered Investment    None                       1 Other Account with
                             Companies with                                        approximately $113.3
                             approximately $1.01                                   million in total assets
                             billion in total assets                               under management.
                             under management.
-------------------------------------------------------------------------------------------------------------


(1) Information provided as of January 31, 2009.